Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2023
Fair Value Measurements [Abstract]
Schedule of company’s assets that are measured at fair value on a recurring basis
Description	Level	March 31, 2023	Level	December 31, 2022
Assets:
Marketable securities held in Trust Account	1	$174,396,858	1	$174,948,027

Liabilities:
Warrant liability – Public Warrants	1	$1,265,000	1	$517,500
Warrant liability – Private Placement Warrants	3	1,254,000	3	513,000

Schedule of level 3 fair value measurements
	March 31, 2023	December 31, 2022
Stock price	$10.13	$9.94
Exercise price	$11.50	$11.50
Expected term (in years)	0.71	4.50
Volatility	16.3%	10.60%
Risk-free rate	4.76%	4.68%
Dividend yield	0.0%	0.00%

Schedule of changes in the fair value of level 3 warrant liabilities
	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2022	$513,000	—	$513,000
Change in fair value	741,000	—	741,000
Fair value as of March 31, 2023	$1,254,000	—	$1,254,000
	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2021	3,032,325	—	3,032,325
Change in fair value	(2,519,325)	—	(2,519,325)
Fair value as of December 31, 2022	513,000	—	513,000